Schedule of Interest Income and Interest Expense (Details) (Parenthetical)	Jun. 30, 2026	Dec. 31, 2025
Minimum [Member]
Federal Home Loan Bank, Advance, Branch of FHLBank [Line Items]
Interest rates percentage	4.84%	5.53%
Maximum [Member]
Federal Home Loan Bank, Advance, Branch of FHLBank [Line Items]
Interest rates percentage	6.74%	7.39%